As filed with the Securities and Exchange Commission on December 7, 2000 Registration Nos.
33-32704
811-05980

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 17                          [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18                                         [X]
                    (Check appropriate box or boxes)


               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                         Jane A. Kanter, Esq.
   Pacific Life Insurance Company                Dechert Price & Rhoads
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 2, 2001 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000956, filed on April 21, 2000, and incorporated by reference herein.)

                     STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 33-32704, Accession No. 0001017062-00-002104 filed on October 2, 2000, and incorporated by reference herein.)

        Supplement Dated January 2, 2001 to Prospectus Dated May 1, 2000 for Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new Variable    The following new Variable Investment Options are added
Investment Options     to the list on page 1 of the Prospectus.
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income Variable Account terminated on
Investment Option      September 22, 2000.
is no longer
available              All references to the Bond and Income Investment
                       Option, Portfolio or Variable Account in the Prospectus are removed.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Variable Account, the instruction will be deemed an instruction for the Managed Bond Variable Account. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                      ---------------------------------------------------------
The new eleven         The new eleven Variable Accounts invest in their
Variable Accounts      corresponding Portfolios of the Fund. References to the
are added as           22 Variable Investment Options throughout the
Variable Investment    Prospectus are changed to refer to 31 Variable
Options                Investment Options or Subaccounts.

                      ---------------------------------------------------------
The International      Lazard Asset Management is the portfolio manager of the
Value Portfolio has    International Value Portfolio.
a new portfolio
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

                      ---------------------------------------------------------
AN OVERVIEW OF         The following replaces the Other Expenses section on
PACIFIC SELECT         page 7 of the Prospectus:
VARIABLE ANNUITY-
Fees and Expenses      Other expenses
Paid by the Pacific
Select Fund: Other     The table also shows the advisory fee and Fund expenses
Expenses is            as an annual percentage of each Portfolio's average
replaced               daily net assets for the year 2000, adjusted to reflect
                       reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------
                                                                      Less
                                          Advisory Other    Total     adviser's     Total net
                   Portfolio              fee      expenses expenses+ reimbursement expenses
                   --------------------------------------------------------------------------
                                              As an annual % of average daily net assets
                   Blue Chip/1/           0.95     0.06     1.01       --           1.01
                   Aggressive
                    Growth/1/             1.00     0.06     1.06       --           1.06
                   Aggressive Equity      0.80     0.04     0.84       --           0.84
                   Emerging
                    Markets/2/            1.10     0.20     1.30       --           1.30
                   Diversified
                    Research              0.90     0.09     0.99       --           0.99
                   Small-Cap
                    Equity/2/             0.65     0.05     0.70       --           0.70
                   International
                    Large-Cap/2/          1.05     0.14     1.19       --           1.19
                   Equity                 0.65     0.04     0.69       --           0.69
                   I-Net
                    Tollkeeper/2/         1.50     0.13     1.63      (0.02)        1.61
                   Financial
                    Services/1/           1.10     0.15     1.25      (0.05)        1.20
                   Health Sciences/1/     1.10     0.11     1.21      (0.01)        1.20
                   Technology/1/          1.10     0.08     1.18       --           1.18
                   Telecommunications/1/  1.10     0.08     1.18       --           1.18
                   Multi-Strategy         0.65     0.04     0.69       --           0.69
                   Equity Income          0.65     0.04     0.69       --           0.69
                   Strategic Value        0.95     0.54     1.49      (0.44)        1.05
                   Growth LT              0.75     0.04     0.79       --           0.79
                   Focused 30             0.95     0.44     1.39      (0.34)        1.05
                   Mid-Cap Value          0.85     0.04     0.89       --           0.89
                   International
                    Value                 0.85     0.11     0.96       --           0.96
                   Capital
                    Opportunities/1/      0.80     0.06     0.86       --           0.86
                   Mid-Cap Growth/1/      0.90     0.06     0.96       --           0.96
                   Global Growth/1/       1.10     0.19     1.29       --           1.29
                   Equity Index/2/        0.25     0.04     0.29       --           0.29
                   Small-Cap Index/2/     0.50     0.13     0.63      (0.02)        0.61
                   REIT                   1.10     0.05     1.15       --           1.15
                   Government
                    Securities/2/         0.60     0.05     0.65       --           0.65
                   Managed Bond/2/        0.60     0.05     0.65       --           0.65
                   Money Market/2/        0.34     0.04     0.38       --           0.38
                   High Yield Bond/2/     0.60     0.04     0.64       --           0.64
                   Large-Cap Value        0.85     0.05     0.90       --           0.90
                   --------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
AN OVERVIEW OF         The Examples on page 8 of the Prospectus is replaced
PACIFIC SELECT         with the following:
VARIABLE ANNUITY-
Examples is            Different examples are presented below that show
replaced               expenses that an Owner of a Contract with Accumulated
                       Value allocated to a Variable Account would pay at the end of one, three, five or ten years if, at the end of those time periods, the Contract is (1) surrendered,
                       (2) annuitized, (3) not surrendered or annuitized. The examples assume a $1000 investment and a 5% annual rate of return. In addition, the examples reflect an average initial premium of approximately $45,000 and a prorata portion of the annual Maintenance Fee. Each example shows expenses based upon allocation to each of the Variable Accounts.

                       The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5% return assumed in the examples is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

                   ---------------------------------------------------------------------------------------
                                                                                      Contract not
                                                                                      Surrendered or
                                                                                      Annuitized and
                                            Contract Surrendered Contract Annuitized  Remains in Force at
                                            at End of Time       at End of Time       End of Time
                                            Period ($)           Period* ($)          Period ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Blue Chip                  79  122  159   280   79   77  132   280   25   77  132   280
                   ---------------------------------------------------------------------------------------
                   Aggressive Growth          80  124  161   285   80   79  134   285   26   79  134   285
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity          77  117  150   263   77   72  123   263   23   72  123   263
                   ---------------------------------------------------------------------------------------
                   Emerging Markets           82  130  172   307   82   85  145   307   28   85  145   307
                   ---------------------------------------------------------------------------------------
                   Diversified Research       79  121  158   278   79   76  131   278   25   76  131   278
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity           76  112  142   248   76   67  115   248   22   67  115   248
                   ---------------------------------------------------------------------------------------
                   International Large Cap    81  127  167   297   81   82  140   297   27   82  140   297
                   ---------------------------------------------------------------------------------------
                   Equity                     76  112  142   248   76   67  115   248   22   67  115   248
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper           85  140  188   337   85   95  161   337   31   95  161   337
                   ---------------------------------------------------------------------------------------
                   Financial Services         81  128  168   299   81   83  141   299   27   83  141   299
                   ---------------------------------------------------------------------------------------
                   Health Sciences            81  128  168   299   81   83  141   299   27   83  141   299
                   ---------------------------------------------------------------------------------------
                   Technology                 81  127  167   297   81   82  140   297   27   82  140   297
                   ---------------------------------------------------------------------------------------
                   Telecommunications         81  127  167   297   81   82  140   297   27   82  140   297
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy             76  112  142   248   76   67  115   248   22   67  115   248
                   ---------------------------------------------------------------------------------------
                   Equity Income              76  112  142   248   76   67  115   248   22   67  115   248
                   ---------------------------------------------------------------------------------------
                   Strategic Value            79  123  161   284   79   78  134   284   25   78  134   284
                   ---------------------------------------------------------------------------------------
                   Growth LT                  77  115  148   258   77   70  121   258   23   70  121   258
                   ---------------------------------------------------------------------------------------
                   Focused 30                 79  123  161   284   79   78  134   284   25   78  134   284
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value              78  118  153   268   78   73  126   268   24   73  126   268
                   ---------------------------------------------------------------------------------------
                   International Value        79  121  156   275   79   76  129   275   25   76  129   275
                   ---------------------------------------------------------------------------------------
                   Capital Opportunities      78  118  151   265   78   73  124   265   24   73  124   265
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Growth             79  121  156   275   79   76  129   275   25   76  129   275
                   ---------------------------------------------------------------------------------------
                   Global Growth              82  130  172   307   82   85  145   307   28   85  145   307
                   ---------------------------------------------------------------------------------------
                   Equity Index               72  100  121   204   72   55   94   204   18   55   94   204
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index            75  110  138   238   75   65  111   238   21   65  111   238
                   ---------------------------------------------------------------------------------------
                   REIT                       80  126  166   294   80   81  139   294   26   81  139   294
                   ---------------------------------------------------------------------------------------
                   Government Securities      75  110  139   240   75   65  112   240   21   65  112   240
                   ---------------------------------------------------------------------------------------
                   Managed Bond               75  111  140   242   75   66  113   242   21   66  113   242
                   ---------------------------------------------------------------------------------------
                   Money Market               73  103  126   214   73   58   99   214   19   58   99   214
                   ---------------------------------------------------------------------------------------
                   High Yield Bond            75  111  139   241   75   66  112   241   21   66  112   241
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value            78  119  153   269   78   74  126   269   24   74  126   269
                   ---------------------------------------------------------------------------------------

                       * In this example, it is assumed that an Annuity Option
                         has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for at least two Contract Years.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart on page 9 of the Prospectus YOUR INVESTMENT
OPTIONS:               OPTIONS: Your Variable Investment Options is amended to
Your Variable          add the following:
Investment Options
is amended

                                                     Primary Investments               Portfolio
       Portfolio            Objective            (under normal circumstances)           Manager
------------------------------------------------------------------------------------------------
  Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                      capital. Current       companies--typically large companies
                      income is of           that are well established in their
                      secondary importance.  respective industries.
------------------------------------------------------------------------------------------------

  Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                      capital.               medium-sized growth companies.

------------------------------------------------------------------------------------------------

  Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                      capital.               services sector. Such companies
                                             include banks, insurance companies,
                                             brokerage firms and other finance-
                                             related firms.
------------------------------------------------------------------------------------------------

  Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                      capital.               sciences sector. Such as companies
                                             that develop, produce or distribute
                                             products or services related to
                                             health care.
------------------------------------------------------------------------------------------------

  Technology          Long-term growth of    Equity securities in the technology  INVESCO
                      capital.               sector. Such companies include
                                             biotechnology, communications,
                                             computers, electronics, Internet
                                             telecommunications, networking,
                                             robotics and video.
------------------------------------------------------------------------------------------------

  Telecommunications  High total return.     Equity securities in the             INVESCO
                                             telecommunications sector. Such as
                                             companies that offer telephone
                                             service, wireless communications,
                                             satellite communications, television
                                             and movie programming, broadcasting
                                             and Internet access.
------------------------------------------------------------------------------------------------

  Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                      capital.               for long-term growth of capital.     Corporation

------------------------------------------------------------------------------------------------

  Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                      capital.               growth potential.                    Corporation

------------------------------------------------------------------------------------------------

  Capital             Long-term growth of    Equity securities with the potential MFS
   Opportunities      capital.               for long-term growth of capital.

------------------------------------------------------------------------------------------------

  Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                      capital.               companies believed to have above-
                                             average growth potential.

------------------------------------------------------------------------------------------------

  Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                             located within and outside of the
                                             U.S.
------------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
ADDITIONAL             The following replaces Telephone Transactions on page
INFORMATION:           38 of the Prospectus:
Telephone
Transactions           Telephone and Electronic Transactions
is changed to          You are automatically entitled to make certain
Telephone and          transactions by telephone or, to the extent available,
Electronic             in early 2001, electronically. You may also authorize
Transactions           other people to make certain transaction requests by
                       telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.

                       We have established procedures reasonably designed to
                       confirm that instructions communicated by telephone or
                       electronically are genuine. These procedures may
                       require any person requesting a telephone or electronic
                       transaction to provide certain personal identification
                       upon our request. We may also record all or part of any
                       telephone conversation with respect to transaction
                       instructions. We reserve the right to deny any
                       transaction request made by telephone or
                       electronically. You are authorizing us to accept and to
                       act upon instructions received by telephone or
                       electronically with respect to your Contract, and you
                       agree that, so long as we comply with our procedures,
                       neither we, any of our affiliates, nor the Fund, or any
                       of their directors, trustees, officers, employees or
                       agents will be liable for any loss, liability, cost or
                       expense (including attorneys' fees) in connection with
                       requests that we believe to be genuine. This policy
                       means that so long as we comply with our procedures,
                       you will bear the risk of loss arising out of the
                       telephone and electronic transaction privileges of your
                       Contract. If a Contract has Joint Owners, each Owner
We expect to make      may individually make transaction requests by
the electronic         telephone.
transaction and
delivery features      Electronic Delivery Authorization
available in early     Subject to availability, you may authorize us to
2001. Please ask       provide prospectuses, statements and other information
your registered        ("documents") electronically by so indicating on the
representative for     application, or by sending us instructions in writing
more information       in a form acceptable to us to receive such documents
                       electronically. You must have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges.
                       Documents will be available on our Internet Web site.
                       You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998 and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account./1/

                        (b) Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account./1/

                        (c) Memorandum dated September 16, 1994 authorizing
                            establishment of Equity and Bond and Income Variable Accounts/1/

                        (d) Memorandum Establishing Two New Variable Accounts -
                            Aggressive Equity and Emerging Markets
                            Portfolios/1/

                        (e) Resolution of the Board of Directors of Pacific Life
                            Insurance Company authorizing conformity to the terms of the current Bylaws/3/

                    2.      Not applicable

                    3.  (a) Distribution Agreement between Pacific Mutual Life and Pacific Equities Network ("PEN") (Now named Pacific Mutual Distributors, Inc. ("PMD")/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PMD and Various Broker-Dealers/1/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract, Form 90-53
                            /1/

                        (b) Guaranteed Death Benefit Rider/1/

                        (c) Individual Retirement Annuity Rider (Form 20-
                            13900)

                        (d) Pension Plan Rider/1/

                        (e) Required Distributions for Compliance with Section
                            72(S) Rider/1/

                        (f) Endorsement (Preauthorized Withdrawal Feature)/1/

                        (g) Endorsement (Distribution of In-Kind Securities)/1/

                        (h) Free Look Sticker ST-43/1/

                        (i) Minimum Guaranteed Death Benefit and Terminal
                            Illness Waiver Endorsement E-93-9053/1/

                        (j) Changes to Contract Endorsement E1-95-9053/1/

                        (k) Required Distributions for Compliance with Section
                            72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553/1/

                        (l) 403(b) Tax Sheltered Annuity Rider R-403B-9553/1/

                        (m) Section 457 Plan Rider R-95-457/1/

                        (n) Qualified Plan Loan Endorsement/1/

                        (o) 403(b) Tax Sheltered Annuity Rider/2/


                        (p) Roth Individual Retirement Annuity Rider
                            (Form R-RIRA 198)/3/

                        (q) Simple Individual Retirement Annuity Rider
                            (Form 20-13400)

                    5.  (a) Application Form for Individual Flexible Premium
                            Variable/3/

                         Accumulation Deferred Annuity Contract, Form
                         AP9230-1/1/

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    Fund Participation Agreement/5/

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/6/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/6/

                  14.    Not applicable

                  15.    Powers of Attorney/5/

                  16.    Not applicable


/1/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 033-32704, Accession No.
    0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Senior Vice President and Chief Financial
                            Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE


          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately        27,682 Qualified
                               36,273 Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------

     (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 7th day of December, 2000.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                         Date

____________________    Director, Chairman of the Board    December 7, 2000
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             December 7, 2000
Glenn S. Schafer*

____________________    Director, Senior Vice              December 7, 2000
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              December 7, 2000
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       December 7, 2000
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      December 7, 2000
Edward R. Byrd*

____________________    Vice President and Treasurer       December 7, 2000
Brian D. Klemens*

____________________    Executive Vice President           December 7, 2000
Gerald W. Robinson*


*BY:  /s/ DAVID R. CARMICHAEL                              December 7, 2000
      David R. Carmichael
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on February 29, 2000 on Form N-4, Accession No. 0001017062-00-000580, as Exhibit 15.)